Related Party Transactions - Narratives (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction
Termination fee	$ 0		$ 0	$ 0
Distribution Paid
Dividends, Common Stock	3,893,595	$ 3,893,595	17,110,136	21,218,767
Investment Company, Return of Capital Distribution	2,900,000	$ 2,400,000	14,600,000	16,000,000
Due to Manager	3,462,062		2,388,317	1,257,098
Due from related party	$ 0		$ 2,605,639	$ 0
Limited Partner
Related Party Transaction
Asset Servicing Fee Annual Rate	0.25%		0.25%
Percent of Origination Fees Payable	1.00%		1.00%
Percent of principal amount of loan extended	1.00%		1.00%
Loans Disposition Fee Due to Manager Percent	1.00%		1.00%
Disposition and Extension Fee Payment Term	The disposition fee is paid concurrently with the closing of any such disposition of all or any portion of any real estate-related loan or any interest therein, which is the lesser of (i) 1% of the principal amount of the loan or debt-related loan prior to such transaction or (ii) the amount of the fee paid by the borrower in connection with such transaction. If the Company takes ownership of a property as a result of a workout or foreclosure of a loan, the Company will pay a disposition fee upon the sale of such property equal to 1% of the sales price.		The disposition fee is paid concurrently with the closing of any such disposition of all or any portion of any real estate-related loan or any interest therein, which is the lesser of (i) 1% of the principal amount of the loan or debt-related loan prior to such transaction or (ii) the amount of the fee paid by the borrower in connection with such transaction. If the Company takes ownership of a property as a result of a workout or foreclosure of a loan, the Company will pay a disposition fee upon the sale of such property equal to 1% of the sales price.
Property Management Fee, Percent Fee	1.00%		1.00%